September 27, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC   20549

Re:                             Brookfield Real Assets Income Fund Inc. (the “Registrant”) File No.:333-211408

Ladies and Gentlemen:

Transmitted herewith is a copy of the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 for filing under the Securities Act of 1933, as amended (the “Registration Statement”).  This Registration Statement is being filed in connection with the proposed reorganization of each of Brookfield Mortgage Opportunity Income Fund Inc., Brookfield Total Return Fund Inc. and Brookfield High Income Fund Inc. into Brookfield Real Assets Fund Inc.

Please call the undersigned at (212) 318-6054 with any questions or comments you may have regarding the filing.  Thank you.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik
for PAUL HASTINGS LLP
cc: Michael R. Rosella